Share Purchase Warrants (Details)	12 Months Ended
	Jan. 31, 2022 $ / shares	Jan. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2021 CAD ($) $ / shares shares
Weighted Average Exercise Price
Weighted Average Exercise Price Granted pursuant to acquisitions (Note 6(b)) | $ / shares			$ 3.05
Warrants [Member]
Number of Warrants
Warrants Outstanding, Beginning Balance | shares		252,595
Number of Warrants Granted pursuant to acquisition (Note 6(b)) | shares			252,595
Warrants Outstanding, Ending Balance | shares		252,595	252,595
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance | $ / shares		$ 1.44
Weighted Average Exercise Price Granted pursuant to acquisitions (Note 6(b)) | $ / shares	$ 1.44		$ 1.44
Weighted Average Exercise Price, Ending Balance | (per share)		$ 1.44	$ 1.44
Liability Amount
Liability amount, Beginning Balance		$ 131,603	$ 0
Liability amount, granted pursuant to acquisition (note 6(b)) | $			57,718
Liability amount, Change in fair value		(131,250)	73,885
Liability amount, Ending Balance		$ 353	$ 131,603